MoA Aggressive Allocation Fund Expense Example - MoA Aggressive Allocation Fund - MoA Aggressive Allocation Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	$ 455